Federated Hermes Ultrashort Bond Fund
(formerly, Federated Ultrashort Bond Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$45,015		FNMA ARM, 2.943%, 4/1/2030	$45,111
626,948		FNMA ARM, 2.797%, 7/1/2034	628,573
101,170		FNMA ARM, 3.091%, 5/1/2040	102,928
722,775		FNMA ARM, 2.239%, 8/1/2033	718,325
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,515,295)	1,494,937
		ASSET-BACKED SECURITIES—49.1%
		Auto Receivables—23.5%
14,250		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	14,280
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,504,832
2,222,779		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	2,220,963
5,326,076		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	5,376,244
11,681,625		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	11,736,163
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,415,599
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,328,455
2,184,873		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	2,211,604
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,471,889
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.504% (1-month USLIBOR +0.320%), 5/15/2023	14,770,804
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,464,329
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,961,160
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,380,781
2,026,759		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,036,328
1,135,667		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	1,143,274
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,108,771
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,516,681
948,424		Capital One Prime Auto Receivables Trust 2019-1, Class A2, 2.580%, 4/15/2022	953,253
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,230,074
14,650,000		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	14,704,466
336,589	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 0.634% (1-month USLIBOR +0.450%), 5/15/2029	337,178
2,756,357	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 0.494% (1-month USLIBOR +0.310%), 11/15/2029	2,739,399
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,972,873
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,660,625
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,752,305
5,444,834	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 0.634% (1-month USLIBOR +0.450%), 4/15/2030	5,454,354
8,515,571	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.554% (1-month USLIBOR +0.370%), 8/15/2030	8,612,467
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,659,638
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,106,161
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,046,780
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,308,106
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,978,001
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,196,484
1,559,640	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 0.524% (1-month USLIBOR +0.340%), 8/15/2029	1,559,791
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,864,974
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,278,742
5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	5,067,975

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	$6,014,233
1,764,961		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	1,765,049
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,434,433
5,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	5,040,415
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,597,669
7,047,677		Enterprise Fleet Financing LLC 20018-2 A2, Class A2, 3.140%, 2/20/2024	7,132,471
6,105,446		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	6,183,590
8,022,304		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	8,062,965
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,014,953
6,740,000		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	6,848,119
5,200,000		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	5,267,004
1,051,840		Fifth Third Auto Trust 2019-1, Class A2A, 2.660%, 5/16/2022	1,057,106
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,379,759
10,250,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,225,113
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	6,983,087
910,593		Ford Credit Auto Owner Trust 2017-C, Class A3, 2.010%, 3/15/2022	916,666
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,588,166
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,990,979
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,727,966
8,000,000		Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	7,999,588
14,100,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	13,557,397
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,564,391
6,000,000	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.330% (1-month USLIBOR +0.140%), 4/20/2022	5,985,250
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	6,748,524
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 3.910%, 7/22/2024	3,011,650
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	7,871,764
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	3,031,690
1,603,293		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	1,611,676
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,296,696
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,328,153
689,187		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	689,134
1,016,857		GM Financial Securitized Term 2019-2, Class A2A, 2.660%, 6/16/2022	1,021,810
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	8,341,397
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,121,301
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,385,209
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,832,156
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,646,981
5,770,458		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	5,860,548
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,822,508
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,158,570
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,999,416
8,168,333		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	8,229,787
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,136,977
3,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.810%, 5/15/2024	3,336,449
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,671,152
571,884		Hyundai Auto Receivables Trust 2019-A, Class A2, 2.670%, 12/15/2021	575,994
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	15,751,746
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,795,687
4,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,067,134

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 3.000%, 3/15/2024	$1,757,500
4,563,738		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	4,563,966
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,321,531
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,365,114
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,390,176
8,500,000		Mercedes-Benz Auto Receivables 2020-1, Class A2, 0.460%, 3/15/2023	8,518,853
750,000	[1]	Motor PLC 2017-1A, Class A1, 0.714% (1-month USLIBOR +0.530%), 9/25/2024	749,772
18,785,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 0.814% (1-month USLIBOR +0.630%), 9/25/2023	18,600,646
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 0.824% (1-month USLIBOR +0.640%), 5/25/2024	8,485,039
2,625,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 1.134% (1-month USLIBOR +0.950%), 5/25/2024	2,592,529
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 0.864% (1-month USLIBOR +0.680%), 10/17/2022	4,975,026
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	7,013,212
17,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 0.824% (1-month USLIBOR +0.640%), 2/15/2023	17,385,174
5,330,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 0.784% (1-month USLIBOR +0.600%), 10/15/2023	5,179,427
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,568,273
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	16,519,646
3,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 2.650%, 2/15/2025	2,768,810
860,468		Nissan Auto Receivables Owner 2016-B, Class A4, 1.540%, 10/17/2022	862,903
20,000,000		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.810%, 10/17/2022	19,999,320
4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.860%, 7/15/2024	4,000,412
945,860		Nissan Auto Receivables Owner Trust 2019-A, Class A2A, 2.820%, 1/18/2022	952,408
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.614% (1-month USLIBOR +0.430%), 11/15/2023	19,913,298
4,246,017		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	4,251,013
3,111,437		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	3,100,108
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,496,925
15,500,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	15,118,578
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	13,914,974
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,138,340
19,650,251	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 0.530% (1-month USLIBOR +0.340%), 9/20/2022	19,547,832
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	5,159,049
4,376		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	4,386
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,113,879
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.590%, 11/21/2022	17,152,645
5,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	5,155,179
565,188		Toyota Auto Receivables Owner Trust 2017-B, Class A3, 1.760%, 7/15/2021	566,471
925,799		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	931,483
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	7,159,712
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,358,820
9,307		Volkswagen Auto Loan Enhanced 2018-1, Class A2A, 2.810%, 7/20/2021	9,307
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,237,571
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,476,970
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,260,899
486,889		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	488,119
1,837,134		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	1,842,466
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,391,789
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,034,789
6,000,000	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.443% (1-month USLIBOR +0.250%), 7/17/2023	6,010,510
4,085,000		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	4,216,857
10,645,000		World Omni Automobile Lease Se 2020-A, Class B, 1.930%, 6/16/2025	10,818,137

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	$12,821,158
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,579,610
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,094,194
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	5,917,451
1,360,317		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	1,365,612
16,500,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	16,669,980
		TOTAL	945,714,129
		Credit Card—12.2%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.634% (1-month USLIBOR +0.450%), 9/16/2024	8,242,204
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.764% (1-month USLIBOR +0.580%), 2/18/2025	6,640,805
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.504% (1-month USLIBOR +0.320%), 10/15/2025	11,927,381
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.734% (1-month USLIBOR +0.550%), 12/15/2025	9,931,573
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.754% (1-month USLIBOR +0.570%), 2/17/2026	16,343,768
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,715,291
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.774% (1-month USLIBOR +0.590%), 4/15/2026	18,434,877
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,765,625
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 0.484% (1-month USLIBOR +0.300%), 5/15/2023	13,441,471
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.514% (1-month USLIBOR +0.330%), 7/15/2024	14,918,304
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.594% (1-month USLIBOR +0.410%), 1/15/2025	1,204,656
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.665% (1-month USLIBOR +0.490%), 12/7/2023	10,062,305
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.515% (1-month USLIBOR +0.340%), 6/7/2025	18,049,414
4,500,000		Discover Card Execution Note T 2019-A3, Class A, 1.890%, 10/15/2024	4,651,373
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.674% (1-month USLIBOR +0.490%), 7/15/2024	6,292,248
2,825,000		Discover Card Execution Note Trust 2017-A6, Class A6, 1.880%, 2/15/2023	2,834,944
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.544% (1-month USLIBOR +0.360%), 4/15/2025	14,742,426
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.574% (1-month USLIBOR +0.390%), 3/15/2026	6,257,811
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.554% (1-month USLIBOR +0.370%), 10/16/2023	20,024,998
12,100,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	11,871,513
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	3,305,360
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 0.534% (1-month USLIBOR +0.350%), 7/15/2022	17,021,250
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 0.664% (1-month USLIBOR +0.480%), 1/15/2023	14,031,398
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	4,942,202
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,684,854
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,041,563
11,800,000	[1]	First National Master Note Trust 2017-2, Class A, 0.624% (1-month USLIBOR +0.440%), 10/16/2023	11,797,281
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.644% (1-month USLIBOR +0.460%), 10/15/2024	6,977,759
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.704% (1-month USLIBOR +0.520%), 7/15/2024	21,570,984
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,813,037
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.534% (1-month USLIBOR +0.350%), 10/15/2023	6,975,473
22,040,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 0.584% (1-month USLIBOR +0.400%), 7/15/2022	22,036,540
18,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.680% (1-month USLIBOR +0.490%), 7/21/2024	18,717,739
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,760,168
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,271,299
9,500,000	[1]	Master Credit Card Trust 2018-3A, Class A, 0.530% (1-month USLIBOR +0.340%), 1/21/2022	9,519,475
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 0.670% (1-month USLIBOR +0.480%), 7/21/2022	15,018,757
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 0.580% (1-month USLIBOR +0.390%), 1/21/2023	18,443,214
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 0.643% (1-month USLIBOR +0.450%), 9/18/2022	15,993,320
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 0.733% (1-month USLIBOR +0.540%), 7/18/2023	10,984,319
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	14,919,736

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	$14,401,774
4,000,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	3,889,331
13,200,000	[1]	Trillium Credit Card Trust II, Class A, 0.659% (1-month USLIBOR +0.480%), 1/26/2024	13,206,744
		TOTAL	490,676,564
		Equipment—6.5%
2,582,733		CLI Funding LLC 2013-1A, Class NOTE, 2.830%, 3/18/2028	2,569,041
1,451,739		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	1,458,316
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,546,949
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,683,391
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	4,988,974
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,208,895
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,372,679
24,000,000		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	23,996,995
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,353,698
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,577,325
6,500,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	6,520,196
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,647,223
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,525,115
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,037,511
3,000,000		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	3,019,968
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	5,964,729
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,259,244
7,250,000		Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	7,240,633
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,345,674
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,864,309
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,203,549
2,765,502		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	2,774,013
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,555,037
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,744,627
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,671,059
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,648,821
2,500,000		HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,500,205
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,010,238
1,006,803		John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	1,025,192
944,751		John Deere Owner Trust 2019-A, Class A2, 2.850%, 12/15/2021	948,928
6,170,977		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	6,194,948
448,693		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	449,687
5,518,607		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	5,539,153
9,750,000		MMAF Equipment Finance LLC 2020-A, Class A2, 1.550%, 4/9/2024	9,775,697
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,670,475
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,494,144
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,992,795
765,186		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	768,852
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,901,105
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,205,095
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	5,063,601
34,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 0.684% (1-month USLIBOR +0.500%), 11/15/2022	34,711,900
23,305,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.704% (1-month USLIBOR +0.520%), 7/17/2023	23,207,389
		TOTAL	260,237,375

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—0.0%
$28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.924% (1-month USLIBOR +0.740%), 8/25/2034	$24,782
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	48
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	24,830
		Manufactured Housing—0.0%
7,539		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	7,599
		Other—6.9%
3,417,757	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.864% (1-month USLIBOR +0.680%), 10/25/2035	3,191,821
3,112,814	[1]	Navient Student Loan Trust 2019-BA, Class A1, 0.584% (1-month USLIBOR +0.400%), 12/15/2059	3,012,319
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.234% (1-month USLIBOR +1.050%), 12/15/2059	8,590,180
5,534,293		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	5,559,839
8,676,105	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.534% (1-month USLIBOR +0.350%), 11/15/2068	8,515,569
12,143,519	[1]	Navient Student Loan Trust, Class A1, 0.934% (1-month USLIBOR +0.750%), 11/15/2068	12,160,315
5,945,901	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.684% (1-month USLIBOR +0.500%), 10/25/2028	5,796,481
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 0.784% (1-month USLIBOR +0.600%), 7/15/2022	12,363,359
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	8,034,347
8,202,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	8,267,606
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,065,856
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 0.864% (1-month USLIBOR +0.680%), 10/17/2022	8,037,951
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.734% (1-month USLIBOR +0.550%), 4/15/2024	11,005,366
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,697,294
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.734% (1-month USLIBOR +0.550%), 9/15/2023	5,894,939
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 0.984% (1-month USLIBOR +0.800%), 9/15/2023	3,114,879
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,014,976
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/17/2024	10,027,867
5,835,898		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	6,013,035
20,506	[1]	SLM Student Loan Trust 2011-1, Class A1, 0.704% (1-month USLIBOR +0.520%), 3/25/2026	20,557
1,422,257	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.784% (1-month USLIBOR +0.600%), 11/25/2027	1,417,862
2,677,523		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	2,689,595
11,265,360	[1]	SMB Private Education Loan Tru 2020-A, Class A1, 0.484% (1-month USLIBOR +0.300%), 3/15/2027	11,203,182
732,952	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.134% (1-month USLIBOR +0.950%), 1/25/2039	736,616
936,968	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 1.034% (1-month USLIBOR +0.850%), 7/25/2039	920,372
1,764,881	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.884% (1-month USLIBOR +0.700%), 3/26/2040	1,731,878
1,348,864	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.784% (1-month USLIBOR +0.600%), 7/25/2040	1,307,586
1,516,703	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.684% (1-month USLIBOR +0.500%), 11/26/2040	1,454,106
1,243,013	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.534% (1-month USLIBOR +0.350%), 2/25/2042	1,200,875
3,927,581		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	3,970,455
3,232,683		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	3,246,489
2,346,408		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	2,374,573
12,609,539		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	12,564,857
1,314,013		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,327,090
136,346		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	136,650
67,894		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	67,833
900,049		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	908,200
1,089,849		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	1,100,680
8,643,736		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	8,804,055
5,779,130		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.600%, 1/25/2029	5,869,176
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	4,782,806
3,876,868	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.934% (1-month USLIBOR +0.750%), 9/25/2056	3,742,629

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$14,938,843	[1]	Verizon Owner Trust 2018-1A, Class A1B, 0.450% (1-month USLIBOR +0.260%), 9/20/2022	$15,017,836
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	5,948,434
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,551,666
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,823,372
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,343,422
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.640% (1-month USLIBOR +0.450%), 12/20/2023	4,231,608
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,697,400
10,000,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	9,565,889
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,878,373
		TOTAL	280,000,121
		Rate Reduction Bond—0.0%
1,472,854		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,452,434
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,980,130,280)	1,978,113,052
		CORPORATE BONDS—35.5%
		Basic Industry - Chemicals—0.0%
1,820,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	1,840,879
		Capital Goods - Aerospace & Defense—0.9%
4,570,000	[3]	Boeing Co., Sr. Unsecd. Note, 1.650%, 10/30/2020	4,573,372
1,200,000	[3]	Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,211,108
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,282,967
14,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	15,168,087
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,414,809
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,476,947
		TOTAL	36,127,290
		Capital Goods - Construction Machinery—0.4%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,679,227
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,028,082
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,377,345
		TOTAL	17,084,654
		Capital Goods - Diversified Manufacturing—0.8%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,486,551
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,070,640
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.087% (3-month USLIBOR +0.450%), 4/5/2023	8,147,820
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,524,422
		TOTAL	33,229,433
		Communications - Cable & Satellite—0.5%
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 1.848% (3-month USLIBOR +0.630%), 4/15/2024	20,898,948
		Communications - Media & Entertainment—0.4%
2,610,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,733,272
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.500%, 10/1/2020	1,218,067
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	575,668
9,675,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.600% (3-month USLIBOR +0.250%), 9/1/2021	9,667,658
		TOTAL	14,194,665
		Communications - Telecom Wireless—0.8%
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.166% (3-month USLIBOR +0.990%), 1/16/2024	30,672,645
		Communications - Telecom Wirelines—0.1%
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.320% (3-month USLIBOR +1.000%), 3/16/2022	4,226,752

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.0%
$10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.644% (3-month USLIBOR +0.210%), 2/12/2021	$9,986,663
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.599% (3-month USLIBOR +0.290%), 12/10/2021	6,980,730
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	100,071
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.808% (3-month USLIBOR +0.450%), 2/22/2021	7,967,538
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,302,382
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.576% (3-month USLIBOR +1.270%), 3/28/2022	3,338,710
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,805,149
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.861% (3-month USLIBOR +1.550%), 1/14/2022	9,032,292
5,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	6,065,115
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	8,996,173
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.996% (3-month USLIBOR +0.690%), 9/28/2022	3,699,306
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.201% (3-month USLIBOR +0.890%), 1/13/2022	9,613,813
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 1.701% (3-month USLIBOR +0.390%), 1/11/2023	4,946,283
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,057,132
16,800,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.558% (3-month USLIBOR +0.125%), 8/13/2021	16,778,329
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.001% (3-month USLIBOR +0.690%), 1/11/2022	5,029,507
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,032,404
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,854,754
		TOTAL	120,586,351
		Consumer Cyclical - Lodging—0.1%
2,450,000	[1]	Marriott International, Inc., Sr. Unsecd. Note, Series Y, 0.950% (3-month USLIBOR +0.600%), 12/1/2020	2,439,128
		Consumer Cyclical - Retailers—1.0%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,657,439
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 1.032% (3-month USLIBOR +0.720%), 3/9/2021	13,105,964
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,053,024
1,180,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	1,203,493
18,700,000	[1,3]	Home Depot, Inc., Sr. Unsecd. Note, 0.660% (3-month USLIBOR +0.310%), 3/1/2022	18,723,621
		TOTAL	40,743,541
		Consumer Cyclical - Services—0.5%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,001,025
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,520,368
		TOTAL	18,521,393
		Consumer Non-Cyclical - Food/Beverage—1.3%
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 1.092% (3-month USLIBOR +0.700%), 11/15/2021	5,745,878
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 2.144% (3-month USLIBOR +1.010%), 10/17/2023	6,988,334
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,353,149
10,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	10,914,312
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,254,365
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,599,685
		TOTAL	51,855,723
		Consumer Non-Cyclical - Health Care—0.7%
4,298,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.181% (3-month USLIBOR +0.875%), 12/29/2020	4,298,354
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.347% (3-month USLIBOR +1.030%), 6/6/2022	10,529,303
12,495,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,911,054
		TOTAL	27,738,711
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, 144A, 1.024% (3-month USLIBOR +0.650%), 11/21/2022	13,680,709
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.929% (3-month USLIBOR +0.620%), 6/10/2022	6,530,738
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 0.926% (3-month USLIBOR +0.630%), 6/25/2021	1,997,841

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.323% (3-month USLIBOR +1.010%), 12/15/2023	$9,097,952
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 0.765% (3-month USLIBOR +0.380%), 5/16/2022	501,369
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,998,120
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,562,860
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,947,212
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,122,754
		TOTAL	47,439,555
		Consumer Non-Cyclical - Supermarkets—0.0%
1,715,000		Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	1,733,218
		Consumer Non-Cyclical - Tobacco—0.2%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 1.272% (3-month USLIBOR +0.880%), 8/15/2022	9,957,188
		Energy - Independent—0.3%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.842% (3-month USLIBOR +1.450%), 8/15/2022	12,241,098
		Energy - Integrated—0.8%
1,910,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	1,985,945
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.190% (3-month USLIBOR +0.870%), 9/16/2021	2,792,046
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.922% (3-month USLIBOR +0.530%), 11/15/2021	10,037,837
13,700,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,143,952
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,450,867
		TOTAL	31,410,647
		Energy - Midstream—0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,540,600
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,264,016
5,000,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.212% (3-month USLIBOR +0.900%), 9/9/2021	4,961,475
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.412% (3-month USLIBOR +1.100%), 9/9/2022	516,501
		TOTAL	18,282,592
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.959% (3-month USLIBOR +0.600%), 2/26/2021	6,166,372
		Financial Institution - Banking—13.8%
10,000,000	[1]	American Express Co., 1.019% (3-month USLIBOR +0.650%), 2/27/2023	10,025,000
9,125,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	9,333,481
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,787,521
4,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.845% (3-month USLIBOR +0.460%), 5/17/2021	4,012,671
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.864% (3-month USLIBOR +0.490%), 11/21/2022	13,527,790
2,550,000		BNP Paribas SA, Sr. Pfd., Series BKNT, 5.000%, 1/15/2021	2,611,892
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.020% (3-month USLIBOR +1.000%), 4/24/2023	10,054,401
4,065,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	4,110,826
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 1.423% (3-month USLIBOR +0.380%), 1/23/2022	4,987,479
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 1.769% (3-month USLIBOR +0.660%), 7/21/2021	5,001,185
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.289% (3-month USLIBOR +1.180%), 10/21/2022	7,061,295
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,128,858
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,042,549
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.810% (3-month USLIBOR +1.050%), 10/30/2023	5,061,379
2,700,000		Bank of Nova Scotia, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/8/2021	2,730,928
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.880% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,811,946
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,022,906
5,800,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	5,921,824
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.910% (3-month USLIBOR +1.150%), 1/30/2023	7,677,149

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 0.784% (3-month USLIBOR +0.350%), 2/12/2021	$5,007,060
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,772,928
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.939% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,834,790
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.387% (3-month USLIBOR +1.070%), 12/8/2021	5,040,229
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.970% (3-month USLIBOR +0.950%), 7/24/2023	5,003,023
2,715,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	2,773,577
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 1.144% (3-month USLIBOR +0.720%), 2/14/2022	2,000,650
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	4,030,441
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.256% (3-month USLIBOR +0.950%), 3/29/2023	10,016,947
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 1.142% (3-month USLIBOR +0.830%), 9/6/2021	10,081,726
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.044% (3-month USLIBOR +0.730%), 6/11/2021	8,256,940
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.517% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,093,567
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,062,671
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.431% (3-month USLIBOR +0.440%), 7/26/2021	5,261,173
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.109% (3-month USLIBOR +0.750%), 2/23/2023	2,987,072
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,886,818
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.385% (3-month USLIBOR +1.000%), 5/18/2024	4,962,767
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,642,425
2,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 4.125% (3-month USLIBOR +2.240%), 3/8/2021	2,025,781
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,920,317
8,330,000		Intesa Sanpaolo SpA, Sr. Pfd., Series 0000, 6.500%, 2/24/2021	8,565,853
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,352,514
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,083,027
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.773% (3-month USLIBOR +0.730%), 4/23/2024	5,979,516
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.250% (3-month USLIBOR +1.230%), 10/24/2023	5,056,958
3,455,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.550%, 3/1/2021	3,498,343
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,426,095
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.790% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,330,094
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	7,111,527
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.995% (3-month USLIBOR +0.610%), 5/18/2022	7,035,517
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	6,488,248
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.760% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,254,404
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,872,529
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,278,910
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.723% (3-month USLIBOR +0.410%), 12/13/2022	29,999,512
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,149,723
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 1.347% (3-month USLIBOR +0.250%), 1/22/2021	3,003,010
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 1.491% (3-month USLIBOR +0.500%), 7/27/2022	6,692,837
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,357,212
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.401% (3-month USLIBOR +0.500%), 8/13/2021	5,000,286
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.468% (Secured Overnight Financing Rate +0.400%), 8/5/2022	24,845,840
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.494% (3-month USLIBOR +0.360%), 1/17/2023	9,963,261
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,769,426
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,666,389
2,750,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series GMTN, 3.150%, 9/17/2020	2,766,433
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.744% (3-month USLIBOR +0.430%), 6/11/2021	15,795,214
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.810% (Secured Overnight Financing Rate +0.730%), 3/9/2023	5,967,141
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.146% (3-month USLIBOR +0.590%), 8/2/2022	7,024,493
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,455,314

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.712% (3-month USLIBOR +0.400%), 12/9/2022	$10,005,454
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.016% (3-month USLIBOR +1.025%), 7/26/2021	14,273,153
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.972% (3-month USLIBOR +0.660%), 9/9/2022	1,610,101
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.528% (3-month USLIBOR +0.310%), 1/15/2021	15,015,654
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series bKNT, 2.082%, 9/9/2022	5,081,861
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 1.881% (3-month USLIBOR +0.570%), 1/11/2023	30,435,806
		TOTAL	556,783,637
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 1.116% (3-month USLIBOR +0.430%), 11/1/2021	9,979,719
		Financial Institution - Finance Companies—0.1%
2,120,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,141,502
3,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,409,542
		TOTAL	5,551,044
		Financial Institution - Insurance - Health—0.6%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 0.949% (3-month USLIBOR +0.650%), 9/17/2021	14,690,714
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.288% (3-month USLIBOR +0.070%), 10/15/2020	10,594,521
		TOTAL	25,285,235
		Financial Institution - Insurance - Life—2.0%
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,825,530
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.450%, 11/23/2020	6,722,565
12,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	12,528,008
5,555,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,590,660
4,765,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,952,749
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.623% (Secured Overnight Financing Rate +0.570%), 1/13/2023	6,958,625
7,620,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.650% (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,625,118
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	3,023,696
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,411,398
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 0.820% (3-month USLIBOR +0.320%), 8/6/2021	13,424,690
		TOTAL	79,063,039
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,289,035
		Technology—1.6%
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,168,750
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.947% (3-month USLIBOR +0.500%), 2/9/2022	1,039,074
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,735,549
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.250%, 11/15/2023	10,340,511
5,835,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	6,296,789
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,923,794
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 0.832% (3-month USLIBOR +0.470%), 11/30/2020	11,269,889
2,670,000		IBM Credit LLC, Sr. Unsecd. Note, 2.650%, 2/5/2021	2,708,766
2,190,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	2,276,100
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 1.490% (3-month USLIBOR +0.730%), 1/30/2023	5,053,797
		TOTAL	65,813,019
		Transportation - Airlines—0.4%
14,695,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	15,183,569
		Transportation - Services—0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,389,022
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,358,603

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	$4,930,672
		TOTAL	11,678,297
		Utility - Electric—2.3%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,558,561
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	5,031,671
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.696% (3-month USLIBOR +0.400%), 6/25/2021	7,014,937
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,150,043
10,000,000	[1]	Duke Energy Progress LLC, 0.497% (3-month USLIBOR +0.180%), 9/8/2020	9,998,776
15,100,000		Georgia Power Co., Sr. Unsecd. Note, Series A, 2.100%, 7/30/2023	15,735,947
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,304,040
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,859,603
9,102,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	9,147,685
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,135,372
4,000,000		Shanghai Electric Power Finance Ltd, Sr. Unsecd. Note, 3.625%, 8/11/2020	4,006,440
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,717,573
		TOTAL	93,660,648
		Utility - Natural Gas—0.4%
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,287,594
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 1.718% (3-month USLIBOR +0.500%), 1/15/2021	9,636,760
		TOTAL	14,924,354
		Utility - Natural Gas Distributor—0.0%
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,006,667
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,413,596,981)	1,427,609,046
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 0.578% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	10,963,480
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
366,481		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $387,439)	430,983
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
		Commercial Mortgage—3.1%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.434% (1-month USLIBOR +1.250%), 7/15/2035	18,900,880
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.584% (1-month USLIBOR +1.400%), 11/15/2036	23,376,577
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.223% (1-month USLIBOR +1.030%), 12/19/2030	13,281,162
15,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.543% (1-month USLIBOR +1.350%), 12/19/2030	13,575,972
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	36,495,420
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.980% (1-month USLIBOR +0.790%), 4/10/2046	15,001,188
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.393% (1-month USLIBOR +1.200%), 6/15/2045	5,013,437
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $132,896,566)	125,644,636
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
		Federal Home Loan Mortgage Corporation—0.2%
1,514,026	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.584% (1-month USLIBOR +0.400%), 6/15/2034	1,522,083
316,095	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.484% (1-month USLIBOR +0.300%), 4/15/2035	315,755
980,386	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.704% (1-month USLIBOR +0.520%), 12/15/2035	987,912
278,092	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.644% (1-month USLIBOR +0.460%), 2/15/2034	279,397
1,104,478	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.594% (1-month USLIBOR +0.410%), 5/15/2036	1,107,747

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$442,033	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.563% (1-month USLIBOR +0.380%), 5/15/2036	$442,821
240,237	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.669% (1-month USLIBOR +0.485%), 8/15/2035	241,528
86,327	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 0.584% (1-month USLIBOR +0.400%), 7/15/2036	86,485
423,472	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.484% (1-month USLIBOR +0.300%), 9/15/2036	422,880
381,009	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.584% (1-month USLIBOR +0.400%), 7/15/2036	381,490
125,838	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.584% (1-month USLIBOR +0.400%), 7/15/2036	126,193
121,886	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.634% (1-month USLIBOR +0.450%), 7/15/2037	122,241
1,553,387	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.784% (1-month USLIBOR +0.600%), 11/15/2037	1,570,177
1,296,280	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.604% (1-month USLIBOR +0.420%), 11/15/2037	1,300,473
147,617	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.934% (1-month USLIBOR +0.750%), 7/15/2036	149,583
477,769	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.094% (1-month USLIBOR +0.910%), 7/15/2037	485,959
		TOTAL	9,542,724
		Federal National Mortgage Association—0.2%
140,389	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.193% (1-month USLIBOR +1.000%), 12/18/2032	143,163
443,530	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.484% (1-month USLIBOR +0.300%), 12/25/2036	443,059
348,273	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.614% (1-month USLIBOR +0.430%), 6/25/2036	349,468
1,568,354	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.584% (1-month USLIBOR +0.400%), 7/25/2036	1,571,842
351,796	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.534% (1-month USLIBOR +0.350%), 8/25/2036	352,004
978,502	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.534% (1-month USLIBOR +0.350%), 9/25/2036	979,444
832,968		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	822,738
538,494	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.644% (1-month USLIBOR +0.460%), 9/25/2037	540,480
297,205	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.634% (1-month USLIBOR +0.450%), 7/25/2037	298,417
160,396	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.184% (1-month USLIBOR +1.000%), 6/25/2037	164,687
29,830	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.984% (1-month USLIBOR +0.800%), 5/25/2039	29,882
23,511	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.684% (1-month USLIBOR +0.500%), 8/25/2039	23,608
394,050	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.034% (1-month USLIBOR +0.850%), 4/25/2037	401,388
		TOTAL	6,120,180
		Government Agency—0.0%
125,603		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	125,086
		Government National Mortgage Association—0.5%
7,359,583	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.653% (1-month USLIBOR +0.350%), 11/20/2062	7,329,488
5,399,311	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.843% (1-month USLIBOR +0.540%), 7/20/2063	5,400,142
6,735,062	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.853% (1-month USLIBOR +0.550%), 7/20/2063	6,737,292
		TOTAL	19,466,922
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $35,169,350)	35,254,912
		NON-AGENCY MORTGAGE—1.5%
		Non-Agency Mortgage—1.5%
173,657	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.290% (1-month USLIBOR +1.100%), 11/20/2035	86,654
3,165,974	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 0.786% (3-month USLIBOR +0.470%), 12/19/2059	3,164,242
7,302,593	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.809% (3-month USLIBOR +0.450%), 8/25/2060	7,287,177
5,655,001	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 1.578% (3-month USLIBOR +0.360%), 10/15/2054	5,652,326
130,490	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.104% (1-month USLIBOR +0.920%), 11/25/2034	124,838
194,581	[1]	Impac CMB Trust 2004-9, Class 1A2, 1.064% (1-month USLIBOR +0.880%), 1/25/2035	184,153
5,600,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.778% (3-month USLIBOR +0.420%), 12/22/2069	5,591,208
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,196,496

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE—continued
		Non-Agency Mortgage—continued
$346,504	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.884% (1-month USLIBOR +0.700%), 11/15/2031	$328,319
450,544		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	440,405
1,560,735		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,518,761
1,950,290		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,908,743
9,880,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.659% (3-month USLIBOR +0.550%), 1/21/2070	9,880,326
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 1.499% (3-month USLIBOR +0.390%), 1/21/2070	13,968,248
398,796	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.573% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	376,020
625,331	[1]	Washington Mutual 2006-AR15, Class 1A, 2.343% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	538,262
361,451	[1]	Washington Mutual 2006-AR17, Class 1A, 2.510% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	308,052
		TOTAL NON-AGENCY MORTGAGE (IDENTIFIED COST $60,877,855)	60,554,230
	[4]	COMMERCIAL PAPER—0.6%
		Financial Institution - Banking—0.6%
25,000,000		NatWest Markets PLC, 2.009%, 2/1/2021 (IDENTIFIED COST $24,705,868)	24,859,000
		INVESTMENT COMPANIES—9.5%
2,822,435		Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[5]	2,822,435
7,499,127		Federated Bank Loan Core Fund	68,467,033
251,115,714		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5]	251,291,495
10,071,632		High Yield Bond Portfolio	59,523,347
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $387,983,391)	382,104,310
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $4,048,263,025)	4,047,028,586
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(20,539,998)
		TOTAL NET ASSETS—100%	$4,026,488,588
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
	Balance of Shares Held 9/30/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2020	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	4,963,460	7,876,294	(5,340,627)	7,499,127	$68,467,033	$(1,960,046)	$(3,876,153)	$1,911,367
Federated Hermes Government Obligations Fund, Premier Shares*	5,508,000	33,160,353	(35,845,918.00)	2,822,435	$2,822,435	N/A	N/A	$25,628
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	131,857,644	1,885,783,127	(1,766,525,057)	251,115,714	$251,291,495	$193	$(113,126)	$1,626,007
Federated Mortgage Core Portfolio	894,507	11,065	(905,572)	—	$—	$(33,970)	$(111,327)	$123,686
Project and Trade Finance Core Fund	845,200	20,420	(865,620)	—	$—	$622,998	$—	$187,645
High Yield Bond Portfolio	10,719,066	6,000,409	(6,647,843)	10,071,632	$59,523,347	$(1,541,479)	$(4,198,953)	$2,697,323
TOTAL OF AFFILIATED TRANSACTIONS	154,787,877	1,932,851,668	(1,816,130,637)	271,508,908	$382,104,310	$(2,912,304)	$(8,299,559)	$6,571,656
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of June 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,732,131	$2,822,435
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,494,937	$—	$1,494,937
Asset-Backed Securities	—	1,978,113,004	48	1,978,113,052
Corporate Bonds	—	1,427,609,046	—	1,427,609,046
Municipal Bond	—	10,963,480	—	10,963,480
Mortgage-Backed Security	—	430,983	—	430,983
Commercial Mortgage-Backed Securities	—	125,644,636	—	125,644,636
Collateralized Mortgage Obligations	—	35,254,912	—	35,254,912
Non-Agency Mortgage	—	60,554,230	—	60,554,230
Commercial Paper	—	24,859,000	—	24,859,000
Investment Companies	382,104,310	—	—	382,104,310
TOTAL SECURITIES	$382,104,310	$3,664,924,228	$48	$4,047,028,586

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRNs(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax